CONSOLIDATED STATEMENT OF INCOME - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Continuing operations
Revenue (Note 5)	$ 1,426,145	$ 1,575,153	$ 1,366,336
Cost of services (Note 6)	(971,425)	(1,029,983)	(859,074)
Gross profit	454,720	545,170	507,262
Selling, general and administrative expenses (Note 7)	(171,899)	(194,201)	(170,852)
Reversal of previous impairment /(impairment loss) (Note 12)		3,065	(16,638)
Other operating income (Note 8)	20,207	19,953	16,944
Other operating expense	(4,054)	(4,838)	(4,903)
Operating income	298,974	369,149	331,813
Share of loss in associates (Note 10, 14)	(4,146)	(15,841)	(1,306)
Income before financial results and income tax	294,828	353,308	330,507
Financial income (Note 9)	76,281	62,555	37,521
Financial loss (Note 9)	(331,147)	(302,047)	(272,951)
Inflation adjustment (Note 9)	(36,460)
Income before income tax expense	3,502	113,816	95,077
Income tax expense (Note 11)	(14,101)	(46,925)	(56,359)
(Loss) / Income from continuing operations	(10,599)	66,891	38,718
Discontinued operations
Loss from discontinued operations (Note 28)			(9,478)
Net (loss) / income	(10,599)	66,891	29,240
Attributable to:
Owners of the parent	7,125	63,491	33,759
Non-controlling interest	(17,724)	3,400	(4,519)
Net (loss) / income	$ (10,599)	$ 66,891	$ 29,240
Earnings per share attributable to the owners of the parent (Note 29)
Weighted average number of ordinary shares (thousands)	158,848	148,118	148,118
Continuing operations
Basic and diluted earnings per share	$ 0.04	$ 0.43	$ 0.29
Discontinued operations
Basic and diluted earnings per share			(0.06)
Continuing and discontinued operations
Basic and diluted earnings per share	$ 0.04	$ 0.43	$ 0.23